UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7606

        Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Premium Income Municipal Fund (NTC)
	February 28, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.8% (1.9% of Total Investments)
$ 600	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3	$620,964
	5.500%, 5/15/41
1,535	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,603,507
	Series 2002, 5.375%, 5/15/33

2,135	Total Consumer Staples			2,224,471

	Education and Civic Organizations – 32.6% (22.2% of Total Investments)
1,100	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	AA	1,195,073
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,	7/13 at 100.00	AAA	977,105
	Series 2003B, 5.000%, 7/01/33 – MBIA Insured
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	AA	211,060
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/07 at 102.00	AAA	1,025,770
	Series 1997C-1, 5.500%, 7/01/20 – MBIA Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	No Opt. Call	AAA	541,645
	University System, Series 2003F, 5.000%, 11/01/13 – FSA Insured
2,115	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/15 at 100.00	AAA	2,312,076
	University System, Series 2005H, 5.000%, 11/01/17 – FSA Insured
725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/08 at 102.00	AAA	749,251
	Series 1998H, 5.000%, 7/01/23 – MBIA Insured
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,	3/11 at 101.00	AAA	470,655
	Series 2001B, 5.000%, 3/01/32 – FSA Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell	7/09 at 101.00	Aaa	787,733
	Memorial Hall, Series 1999A, 5.625%, 7/01/29 – MBIA Insured
640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/07 at 100.00	AAA	647,277
	Series 1996C, 5.500%, 7/01/16 – MBIA Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	907,056
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	AAA	524,340
	Series 2001G, 5.000%, 7/01/31 – AMBAC Insured
1,375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	AAA	1,482,979
	Series 2004H, 5.000%, 7/01/21 – MBIA Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	AA	2,124,820
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,540,995
	Series 2002W, 5.125%, 7/01/27
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	1,582,785
	Series 2003X-1, 5.000%, 7/01/42
315	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/09 at 102.00	AAA	317,674
	Program, Series 1999A, 6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
755	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aaa	790,175
	Program, Series 2001A, 5.250%, 11/15/18 – MBIA Insured (Alternative Minimum Tax)
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 –	2/13 at 100.00	AAA	1,174,085
	MBIA Insured
	University of Connecticut, General Obligation Bonds, Series 2004A:
1,000	5.000%, 1/15/18 – MBIA Insured	1/14 at 100.00	AAA	1,076,090
2,000	5.000%, 1/15/19 – MBIA Insured	1/14 at 100.00	AAA	2,148,420
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 –	2/15 at 100.00	AAA	1,326,238
	FSA Insured
685	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 –	2/16 at 100.00	AAA	744,499
	FGIC Insured
1,000	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/19 –	11/12 at 101.00	AAA	1,084,270
	FGIC Insured

24,155	Total Education and Civic Organizations			25,742,071

	Health Care – 12.7% (8.6% of Total Investments)
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	AA	541,650
	Series 2002B, 5.500%, 7/01/21 – RAAI Insured
645	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/10 at 101.00	AA	691,737
	Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
800	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	Aa3	851,848
500	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	Aa3	531,315
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aaa	1,180,993
	Series 2006, 5.000%, 7/01/32 – FSA Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	2,061,500
	Series 1999G, 5.000%, 7/01/24 – MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	AAA	1,076,050
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
3,000	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex	7/07 at 101.00	Aaa	3,040,527
	Health Services, Series 1997H, 5.125%, 7/01/27 – MBIA Insured

9,545	Total Health Care			9,975,620

	Housing/Multifamily – 2.6% (1.8% of Total Investments)
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2,	12/09 at 100.00	AAA	1,058,110
	6.200%, 11/15/41 (Alternative Minimum Tax)
1,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	1,024,480
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)

2,000	Total Housing/Multifamily			2,082,590

	Housing/Single Family – 4.6% (3.1% of Total Investments)
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	1,027,530
	5.300%, 11/15/33 (Alternative Minimum Tax)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
205	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	208,581
220	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	224,270
2,100	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	2,163,861
	4.650%, 11/15/27

3,525	Total Housing/Single Family			3,624,242

	Industrials – 2.3% (1.6% of Total Investments)
1,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	1,838,393
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 7.1% (4.8% of Total Investments)
750	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/07 at 102.00	BBB–	765,188
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
615	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	9/09 at 102.00	AA	649,188
	Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 – RAAI Insured
700	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer’s	8/07 at 100.00	N/R	704,319
	Resource Center of Connecticut Inc., Series 1994A, 7.000%, 8/15/09
	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
1,000	5.250%, 8/01/19 – RAAI Insured	2/10 at 102.00	AA	1,048,510
1,000	5.375%, 8/01/24 – RAAI Insured	2/10 at 102.00	AA	1,055,810
1,300	Connecticut Health and Educational Facilities Authority, FHA-Insured Mortgage Revenue Bonds,	8/08 at 102.00	AAA	1,345,357
	Hebrew Home and Hospital, Series 1999B, 5.200%, 8/01/38

5,365	Total Long-Term Care			5,568,372

	Tax Obligation/General – 26.3% (17.9% of Total Investments)
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 – MBIA Insured	No Opt. Call	AAA	549,895
750	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 –	8/12 at 100.00	Aaa	810,270
	FGIC Insured
1,520	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.700%, 10/15/10	4/07 at 101.00	BBB	1,538,088
1,110	Connecticut, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AAA	1,188,877
2,000	Connecticut, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	2,118,000
1,300	Connecticut, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	1,415,960
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 – FSA Insured	8/15 at 100.00	AAA	838,876
525	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	534,996
500	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa2	569,275
400	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	423,180
1,860	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	2,178,823
	MBIA Insured
	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds,
	Series 2000:
350	5.500%, 3/15/18 – FSA Insured	3/10 at 101.00	Aaa	371,070
350	5.625%, 3/15/19 – FSA Insured	3/10 at 101.00	Aaa	372,320
350	5.700%, 3/15/20 – FSA Insured	3/10 at 101.00	Aaa	373,069
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%,	3/13 at 101.00	Aaa	1,534,651
	3/15/16 – AMBAC Insured
2,105	Stratford, Connecticut, General Obligation Bonds, Series 2002, 4.000%, 2/15/15 – FSA Insured	2/12 at 100.00	AAA	2,141,311
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
465	5.000%, 6/15/17	No Opt. Call	AA	516,178
460	5.000%, 6/15/19	No Opt. Call	AA	515,002
1,000	5.000%, 6/15/21	No Opt. Call	AA	1,127,250
1,500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	1,645,470

19,240	Total Tax Obligation/General			20,762,561

	Tax Obligation/Limited – 17.7% (12.0% of Total Investments)
1,000	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue	7/16 at 100.00	AAA	1,060,840
	Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities	7/09 at 102.00	AAA	2,118,940
	Program, Series 1999C, 5.625%, 7/01/29 – AMBAC Insured
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,000	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AAA	2,123,500
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AAA	1,058,830
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	534,425
	5.000%, 1/01/23 – FGIC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
960	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	AAA	327,024
2,615	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	AAA	849,770
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA	2,145,980
2,400	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured (5)	8/15 at 100.00	AAA	2,624,544
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%,	10/14 at 100.00	AAA	1,098,270
	10/01/19 – FSA Insured

15,475	Total Tax Obligation/Limited			13,942,123

	Transportation – 1.0% (0.7% of Total Investments)
750	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A,	4/11 at 101.00	AAA	782,490
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 15.7% (10.6% of Total Investments) (4)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
1,305	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA (4)	1,411,932
50	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	N/R (4)	54,064
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2 (4)	704,080
	Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)
1,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20	10/11 at 100.00	AAA	1,079,500
	(Pre-refunded 10/01/11)
40	Connecticut, General Obligation Bonds, Series 1993E, 6.000%, 3/15/12 (ETM)	No Opt. Call	AA (4)	44,326
2,000	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (4)	2,178,140
1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.400%, 7/01/20	7/10 at 100.00	Baa2 (4)	1,084,240
	(Pre-refunded 7/01/10)
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,071,720
	5.500%, 10/01/40
800	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	829,648
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	1,102,620
	10/01/24 (Pre-refunded 10/01/10)
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	1,080,180
	4/01/12) – FSA Insured
1,630	Westport, Connecticut, General Obligation Bonds, Series 2003, 4.750%, 2/01/19	2/12 at 100.00	Aaa	1,712,739
	(Pre-refunded 2/01/12)

11,475	Total U.S. Guaranteed			12,353,189

	Utilities – 5.6% (3.8% of Total Investments)
1,575	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue	No Opt. Call	AAA	1,675,312
	Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured
1,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	1,050,490
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
395	5.500%, 1/01/14 (Alternative Minimum Tax)	7/07 at 100.00	BBB	398,788
1,290	5.500%, 1/01/20 (Alternative Minimum Tax)	7/07 at 100.00	BBB	1,291,071

4,260	Total Utilities			4,415,661

	Water and Sewer – 16.2% (11.0% of Total Investments)
2,550	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic	3/07 at 102.00	AAA	2,605,641
	Company, Series 1996, 6.000%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,271,469
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
900	5.000%, 11/15/16 – MBIA Insured	11/15 at 100.00	AAA	983,475
1,520	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	1,630,230
2,260	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	2,417,047
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
1,000	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	1,068,690
1,525	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	1,610,171
1,100	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	1,163,481
	2003A, 5.000%, 11/15/32

12,040	Total Water and Sewer			12,750,204

$ 111,715	Total Investments (cost $111,699,477) – 147.2%			116,061,987

	Other Assets Less Liabilities – 1.4%			1,095,217

	Preferred Shares, at Liquidation Value – (48.6)%			(38,300,000)

	Net Assets Applicable to Common Shares – 100%			$78,857,204

Futures Contracts Outstanding at February 28, 2007:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	February 28, 2007	(Depreciation)

U.S. 30-Year Treasury Bond	Long	21	6/07	$2,371,688	$28,320

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of the investment, with an aggregate market value of $60,146, has been pledged to collateralize the net payment obligations under future contracts.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2007, the cost of investments was $111,677,125.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$4,400,366
Depreciation	(15,504)

Net unrealized appreciation (depreciation) of investments	$4,384,862

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 27, 2007

* Print the name and title of each signing officer under his or her signature.